Significant Balance Sheet Components (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant Balance Sheet Components (Details) [Line Items]
Other current assets	$ 1,347,000	$ 1,893,000
Other income (expense), net	0	1,800,000
Depreciation expense		1,100,000
Employee Retention Credits [Member]
Significant Balance Sheet Components (Details) [Line Items]
Other current assets	$ 1,200,000	$ 1,800,000